Earnings Per Share (Notes)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The Company presents both basic and diluted EPS amounts. Basic EPS is calculated by dividing net income attributable to Johnson Controls by the weighted average number of ordinary shares outstanding during the reporting period. Diluted EPS is calculated by dividing net income attributable to Johnson Controls by the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the reporting period that are calculated using the treasury stock method for stock options, unvested restricted stock and unvested performance share awards. The treasury stock method assumes that the Company uses the proceeds from the exercise of stock option awards to repurchase ordinary shares at the average market price during the period. The assumed proceeds under the treasury stock method include the purchase price that the grantee will pay in the future, compensation cost for future service that the Company has not yet recognized and any windfall tax benefits that would be credited to capital in excess of par value when the award generates a tax deduction. If there would be a shortfall resulting in a charge to capital in excess of par value, such an amount would be a reduction of the proceeds. For unvested restricted stock and unvested performance share awards, assumed proceeds under the treasury stock method would include unamortized compensation cost and windfall tax benefits or shortfalls.

The following table reconciles the numerators and denominators used to calculate basic and diluted earnings per share (in millions):

	Year Ended September 30,
	2016	2015	2014
Income (Loss) Available to Ordinary Shareholders
Income from continuing operations	$732	$814	$906
Income (loss) from discontinued operations	(1,600)	749	309
Basic and diluted income (loss) available to shareholders	$(868)	$1,563	$1,215

Weighted Average Shares Outstanding
Basic weighted average shares outstanding	667.4	655.2	666.9
Effect of dilutive securities:
Stock options, unvested restricted stock and unvested performance share awards	5.2	6.3	7.9
Diluted weighted average shares outstanding	672.6	661.5	674.8

Antidilutive Securities
Options to purchase shares	—	0.4	0.1

During the three months ended September 30, 2016 and 2015, the Company declared a dividend of $0.29 and $0.26, respectively, per share. During the twelve months ended September 30, 2016 and 2015, the Company declared four quarterly dividends totaling $1.16 and $1.04, respectively, per share.